Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital and Share Premium [Abstract]
Schedule of Company’s Share Capital

The details of the Company’s share capital are as follows:

	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2023	101,053	606	77,965,011
Shares issued for compensation	1,667	10	146,990
Conversion of preferred shares	47,083	283	847,217
Shares outstanding as December 31, 2024	149,803	899	78,959,218
Shares issued for compensation	666,667	1,000	9,477,350
Conversion of preferred shares	419,583	462	3,052,038
Liabilities convert to shares	190,200	285	2,509,715
Face value changes and fractional shares due to reverse stock split	269	(2,503)	2,503
Shares outstanding as December 31, 2025	1,426,522	143	94,000,824

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2025	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2023	101,053	606	$77,965,011
Issue and fully paid common shares of US$0.0001 as at December 31, 2024	149,803	899	$78,959,218
Issue and fully paid common shares of US$0.0001 as at December 31, 2025	1,426,522	143	$94,000,824

Schedule of Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock

Holders of Series A, C, D, E and F Convertible Preferred Stock converted certain preferred stock to common stock during 2021,2024 and 2025. Following table shows the changes of the preferred stock during 2023, 2024 and 2025:

	Preferred A		Preferred C		Preferred D		Preferred E		Preferred F		Total
	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount	Shares	Amount $
At December 31, 2023	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	-	-	-	-	1,470,000	5,860,000
Issued	-	-	-	-	-	-	1,000,000	3,000,000	-	-	1,000,000	3,000,000
Converted							(282,500)	(847,500)	-	-	(282,500)	(847,500)
At December 31, 2024	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	717,500	2,152,500	-	-	2,187,500	8,012,500
Issued	-	-	-	-	-	-			69,000	1,380,000	69,000	1,380,000
Converted							(717,500)	(2,152,500)	(45,000)	(900,000)	(762,500)	(3,052,500)
At December 31, 2025	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	-	-	24,000	480,000	1,494,000	(1,672,500)

Common shares convertible after 1:4 reverse share split	2,067	N/A	1,250	N/A	1,733	N/A	-	N/A	40,000	N/A	45,050	N/A